Quarterly Holdings Report
for
Fidelity® Disciplined Equity Fund
July 31, 2023
FDE-NPRT3-0923
1.804820.119
Common Stocks - 99.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.1%
Entertainment - 1.3%
Netflix, Inc. (a)	50,834	22,315
Interactive Media & Services - 7.8%
Alphabet, Inc.:
Class A (a)	325,800	43,240
Class C (a)	289,500	38,535
Meta Platforms, Inc. Class A (a)	161,377	51,415
		133,190
TOTAL COMMUNICATION SERVICES		155,505
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.2%
Tesla, Inc. (a)	15,000	4,011
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	500,660	66,928
Distributors - 0.2%
Pool Corp.	10,800	4,155
Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc. Class A (a)	36,600	5,570
Booking Holdings, Inc. (a)	4,000	11,883
Domino's Pizza, Inc.	5,800	2,301
Hilton Worldwide Holdings, Inc.	50,066	7,785
Las Vegas Sands Corp.	44,700	2,674
Marriott International, Inc. Class A	53,500	10,797
Royal Caribbean Cruises Ltd. (a)	59,300	6,470
		47,480
Household Durables - 0.7%
NVR, Inc. (a)	1,855	11,698
Specialty Retail - 1.9%
The Home Depot, Inc.	70,444	23,517
TJX Companies, Inc.	98,300	8,506
		32,023
Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (a)	13,400	5,072
NIKE, Inc. Class B	116,410	12,850
		17,922
TOTAL CONSUMER DISCRETIONARY		184,217
CONSUMER STAPLES - 4.0%
Beverages - 1.5%
Monster Beverage Corp.	162,000	9,313
The Coca-Cola Co.	258,500	16,009
		25,322
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	39,815	22,323
Food Products - 0.8%
Lamb Weston Holdings, Inc.	61,100	6,332
Mondelez International, Inc.	106,200	7,873
		14,205
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	34,419	6,195
TOTAL CONSUMER STAPLES		68,045
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
ConocoPhillips Co.	70,900	8,346
Devon Energy Corp.	43,996	2,376
EOG Resources, Inc.	39,767	5,270
Exxon Mobil Corp.	54,900	5,887
Hess Corp.	24,300	3,687
Occidental Petroleum Corp.	58,700	3,706
Pioneer Natural Resources Co.	17,900	4,039
Valero Energy Corp.	31,300	4,035
		37,346
FINANCIALS - 11.3%
Banks - 3.2%
Bank of America Corp.	578,883	18,524
JPMorgan Chase & Co.	205,314	32,431
PNC Financial Services Group, Inc.	18,300	2,505
		53,460
Capital Markets - 3.0%
LPL Financial	35,600	8,165
MarketAxess Holdings, Inc.	9,200	2,477
Moody's Corp.	38,139	13,454
MSCI, Inc.	27,844	15,261
S&P Global, Inc.	27,458	10,832
		50,189
Financial Services - 4.2%
MasterCard, Inc. Class A	83,411	32,887
PayPal Holdings, Inc. (a)	10,700	811
Visa, Inc. Class A	160,534	38,164
		71,862
Insurance - 0.9%
Arthur J. Gallagher & Co.	53,000	11,384
The Travelers Companies, Inc.	26,600	4,591
		15,975
TOTAL FINANCIALS		191,486
HEALTH CARE - 15.2%
Biotechnology - 0.8%
Vertex Pharmaceuticals, Inc. (a)	40,400	14,235
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	257,829	13,368
DexCom, Inc. (a)	49,800	6,203
IDEXX Laboratories, Inc. (a)	12,693	7,041
Intuitive Surgical, Inc. (a)	31,114	10,093
ResMed, Inc.	17,720	3,940
Stryker Corp.	46,500	13,179
		53,824
Health Care Providers & Services - 4.3%
Cigna Group	47,400	13,988
Elevance Health, Inc.	30,500	14,385
Guardant Health, Inc. (a)	19,000	741
UnitedHealth Group, Inc.	87,675	44,396
		73,510
Health Care Technology - 0.5%
Certara, Inc. (a)	17,100	333
Veeva Systems, Inc. Class A (a)	39,285	8,023
		8,356
Life Sciences Tools & Services - 3.4%
Danaher Corp.	88,945	22,686
Mettler-Toledo International, Inc. (a)	5,364	6,745
Thermo Fisher Scientific, Inc.	31,800	17,447
West Pharmaceutical Services, Inc.	27,536	10,134
		57,012
Pharmaceuticals - 3.0%
Eli Lilly & Co.	75,700	34,409
Zoetis, Inc. Class A	88,444	16,635
		51,044
TOTAL HEALTH CARE		257,981
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.8%
HEICO Corp. Class A	78,247	10,982
Lockheed Martin Corp.	17,337	7,739
Northrop Grumman Corp.	6,400	2,848
The Boeing Co. (a)	60,400	14,427
TransDigm Group, Inc.	12,700	11,426
		47,422
Commercial Services & Supplies - 1.2%
Cintas Corp.	16,563	8,315
Copart, Inc. (a)	130,276	11,515
		19,830
Electrical Equipment - 1.9%
AMETEK, Inc.	68,538	10,870
Eaton Corp. PLC	75,400	15,481
Generac Holdings, Inc. (a)	35,306	5,427
		31,778
Ground Transportation - 0.5%
Old Dominion Freight Lines, Inc.	18,450	7,740
Industrial Conglomerates - 0.5%
General Electric Co.	78,100	8,922
Machinery - 3.1%
Fortive Corp.	139,300	10,914
IDEX Corp.	29,600	6,684
ITT, Inc.	64,339	6,408
Parker Hannifin Corp.	33,900	13,899
Snap-On, Inc.	29,400	8,010
Westinghouse Air Brake Tech Co.	64,100	7,592
		53,507
Professional Services - 0.3%
Ceridian HCM Holding, Inc. (a)	14,800	1,048
Paycom Software, Inc.	11,596	4,276
Paylocity Holding Corp. (a)	2,000	454
		5,778
TOTAL INDUSTRIALS		174,977
INFORMATION TECHNOLOGY - 33.7%
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp. Class A	156,640	13,833
CDW Corp.	28,273	5,289
Teledyne Technologies, Inc. (a)	15,397	5,921
		25,043
IT Services - 1.4%
Accenture PLC Class A	70,508	22,305
EPAM Systems, Inc. (a)	4,100	971
Okta, Inc. (a)	9,200	707
Twilio, Inc. Class A (a)	2,500	165
		24,148
Semiconductors & Semiconductor Equipment - 7.1%
Enphase Energy, Inc. (a)	24,600	3,735
Lam Research Corp.	20,267	14,562
Lattice Semiconductor Corp. (a)	61,800	5,620
Monolithic Power Systems, Inc.	14,200	7,945
NVIDIA Corp.	161,498	75,466
NXP Semiconductors NV	15,800	3,523
ON Semiconductor Corp. (a)	94,900	10,225
		121,076
Software - 17.1%
Adobe, Inc. (a)	46,059	25,156
ANSYS, Inc. (a)	42,900	14,676
Atlassian Corp. PLC (a)	4,541	826
Autodesk, Inc. (a)	13,100	2,777
Bill Holdings, Inc. (a)	19,800	2,482
Cadence Design Systems, Inc. (a)	72,047	16,860
Dynatrace, Inc. (a)	94,603	5,174
Elastic NV (a)	11,100	738
Fortinet, Inc. (a)	137,460	10,683
HubSpot, Inc. (a)	13,562	7,873
Intuit, Inc.	29,326	15,006
Microsoft Corp.	406,838	136,672
New Relic, Inc. (a)	4,800	403
Roper Technologies, Inc.	14,975	7,383
Salesforce, Inc. (a)	103,594	23,310
ServiceNow, Inc. (a)	17,852	10,408
Splunk, Inc. (a)	4,700	509
Synopsys, Inc. (a)	23,400	10,572
		291,508
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	571,707	112,312
TOTAL INFORMATION TECHNOLOGY		574,087
MATERIALS - 1.0%
Chemicals - 1.0%
CF Industries Holdings, Inc.	70,900	5,819
Sherwin-Williams Co.	29,583	8,180
Westlake Corp.	26,700	3,671
		17,670
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	56,500	10,753
SBA Communications Corp. Class A	16,100	3,525
		14,278
Real Estate Management & Development - 0.2%
CoStar Group, Inc. (a)	47,000	3,947
TOTAL REAL ESTATE		18,225
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	169,500	12,424
TOTAL COMMON STOCKS (Cost $914,134)		1,691,963

Money Market Funds - 0.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (b) (Cost $6,402)	6,400,955	6,402

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $920,536)	1,698,365
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,070
NET ASSETS - 100.0%	1,701,435

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	17,319	279,541	290,458	522	-	-	6,402	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	37,851	37,851	-	-	-	-	0.0%
Total	17,319	317,392	328,309	522	-	-	6,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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